Acquisitions (Table)	12 Months Ended
Dec. 31, 2021
Asset Acquisition [Line Items]
Schedule of vessel owning subsidiaries of Gemini

As of July 1, 2021, the Company fully consolidated the following vessel owning subsidiaries of Gemini:

Company	Vessel Name	Year Built	TEU
Averto Shipping S.A.	Suez Canal	2002	5,610
Sinoi Marine Ltd.	Kota Lima (ex Genoa)	2002	5,544
Kingsland International Shipping Limited	Catherine C	2001	6,422
Leo Shipping and Trading S.A.	Leo C	2002	6,422
Springer Shipping Co.	Belita	2006	8,533

Schedule of consideration exchanged and the fair value of assets acquired and liabilities assumed

The following table summarized the consideration exchanged and the fair value of assets acquired and liabilities assumed on July 1, 2021 (in thousands):

Purchase price:
Purchase price (51%)	$86,700
Fair value of previously held interest (49%)	83,300
Total purchase price	$170,000
Fair value of assets and liabilities acquired:
Vessels	154,500
Right-of-use assets	82,500
Cash, cash equivalents and restricted cash	14,388
Current assets	2,534
Assumed time charter liabilities	(36,001)
Long-term debt (including current portion)	(23,125)
Obligations under finance lease	(21,880)
Current liabilities	(2,916)
Fair value of net assets acquired	$170,000

Schedule of business acquisition, pro forma information

A condensed summary of the income statement of Gemini presented on a 100% basis is as follows for the periods that the entity was accounted for under the equity method of accounting (in thousands):

	Six months ended	Year ended	Year ended
	June 30, 2021	December 31, 2020	December 31, 2019
Net operating revenues	$17,984	$31,844	$20,264
Net income	$8,091	$12,873	$3,268

Schedule of aggregate future amortization of the unfavorable charters

Amortization for the periods ending:
December 31, 2022	$19,644
Until March 2023	1,017
Total	20,661
Less: Current portion	(19,644)
Total non-current portion	$1,017

Danaos Management Support Pte. Limited
Asset Acquisition [Line Items]
Schedule of consideration exchanged and the fair value of assets acquired and liabilities assumed

Total purchase price	$2,136
Fair value of assets and liabilities acquired:
Cash and cash equivalents	1,834
Current assets	829
Current liabilities	(527)
Fair value of net assets acquired	$2,136